Operating expenses - Auditor's Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Audit fees	$ 2,110	$ 1,386	$ 961
Audit-related fees	116	55	38
Tax fees	737	472	420
All Other fees	1,035	14	166
Total fees	$ 3,998	$ 1,927	$ 1,585